FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Senior convertible debentures, fair value	$ 296.3
Senior convertible debentures, carrying amount		$ 291.9
Value added tax receivables	46.9	44.6
Working capital	733.6	224.5
Available liquidity	873.2	364.2
Available liquidity, undrawn revolving credit facility	139.6	139.6
Unrealized gain on foreign currency derivatives	0.0	0.0
Foreign currency derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 0.0	$ 0.0